Note 5 - Loss from Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 553,302	$ 787,628	$ 3,370,181	$ 3,099,972	$ 1,540,700
Operating expenses:
Cost of revenues			17,751,033	14,220,122	11,980,097
Depreciation and amortization	638,681	1,031,510	4,032,219	3,957,784	3,508,647
Customer support services	69,804	82,312	710,368	683,208	784,780
Sales and marketing	246	43,612	145,954	229,013	301,578
General and administrative	47,333		2,008,211	568,985	668,626
Total operating expenses	3,462,869	5,049,984	24,647,785	19,659,112	17,243,728
Loss from discontinued operations	$ (2,909,567)	$ (4,262,356)	$ (21,277,604)	$ (16,559,140)	$ (15,703,028)